FAIR VALUE (Details 1) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Financial assets at amortized cost	$ 29,556	$ 30,775
Financial assets at fair value through profit (loss)	8,400	15,039
Financial assets at fair value through other comprehensive income	11,421	10,112
Total financial assets	49,377	55,926
Financial liabilities at amortized cost	4,491	2,013
Financial liabilities at fair value through profit (loss)	30,461	17,670
Financial liabilities at fair value through other comprehensive income	0	0
Total financial liabilities	34,952	19,683
Silver Stream Derivative Liability
Statement [Line Items]
Financial liabilities at amortized cost	0	0
Financial liabilities at fair value through profit (loss)	26,114	13,260
Financial liabilities at fair value through other comprehensive income	0	0
Total financial liabilities	26,114	13,260
Accounts Payable and Accrued Liabilities
Statement [Line Items]
Financial liabilities at amortized cost	4,491	2,013
Financial liabilities at fair value through profit (loss)	0	0
Financial liabilities at fair value through other comprehensive income	0	0
Total financial liabilities	4,491	2,013
Option - PC Gold
Statement [Line Items]
Financial liabilities at amortized cost	0	0
Financial liabilities at fair value through profit (loss)	4,347	4,410
Financial liabilities at fair value through other comprehensive income	0	0
Total financial liabilities	4,347	4,410
Cash and Cash Equivalents
Statement [Line Items]
Financial assets at amortized cost	28,901	29,516
Financial assets at fair value through profit (loss)	0	0
Financial assets at fair value through other comprehensive income	0	0
Total financial assets	28,901	29,516
Current Accounts and Other Receivables
Statement [Line Items]
Financial assets at amortized cost	40	1,753
Financial assets at fair value through profit (loss)	0	0
Financial assets at fair value through other comprehensive income	0	0
Total financial assets	40	1,753
Mineral Property Investments
Statement [Line Items]
Financial assets at amortized cost	0	0
Financial assets at fair value through profit (loss)	0	0
Financial assets at fair value through other comprehensive income	6,435	6,726
Total financial assets	6,435	6,726
Reclamation Deposit
Statement [Line Items]
Financial assets at amortized cost		121
Financial assets at fair value through profit (loss)		0
Financial assets at fair value through other comprehensive income		0
Total financial assets		121
Investments
Statement [Line Items]
Financial assets at amortized cost	0	0
Financial assets at fair value through profit (loss)	8,400	15,039
Financial assets at fair value through other comprehensive income	4,986	3,386
Total financial assets	$ 13,386	$ 18,425